THE ARBITRAGE FUNDS

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Long/Short Fund

Water Island Credit Opportunities Fund

Supplement dated April 12, 2021 to the

Prospectus and Statement of Additional Information,

each dated September 30, 2020, as supplemented to date

Effective April 16, 2021, Curtis Watkins, CFA is no longer a portfolio manager for Water Island Event-Driven Fund and Water Island Long/Short Fund. All references to Mr. Watkins are hereby removed from the Prospectus and Statement of Additional Information.

Please retain this supplement for future reference.